Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Cash flows from operating activities:
Net income	$ 204,323	1,285,989	1,304,667	1,471,536
Adjustments for:
Share-based compensation expenses	14,454	90,972	105,927	125,811
Corporate expenses allocated from Shanda	1,113	7,008	8,183	14,351
Depreciation of property and equipment	11,827	74,439	57,017	44,797
Amortization of intangible assets	44,229	278,375	246,579	151,852
Impairment of intangible assets	3,689	23,216
Provision for losses on receivables	218	1,369	14,933	3,411
Loss from disposal of fixed assets	262	1,651	2,566	3,613
Investment income	(86)	(543)	(214)	(214)
Impairment of prepaid upfront license fee in other long-term assets	7,877	49,574	10,173
Foreign exchange loss / (gain)	(3,072)	(19,333)	5,164	5,290
Other income			(4,742)
Deferred taxes and change of withholding tax	(7,667)	(48,258)	(9,297)	33,572
Equity in losses of affiliated companies	1,589	10,004	5,376	30,071
Changes in assets and liabilities, net of acquisitions:
Accounts receivable	(4,140)	(26,054)	24,113	(12,085)
Receivables due from related parties	(3,949)	(24,852)	13,339	130,455
Deferred licensing fees and related costs	3,163	19,909	9,082	(2,265)
Prepayments and other current assets	(12,917)	(81,300)	(2,813)	(40,718)
Upfront licensing fee paid in intangible assets	(1,863)	(11,724)	(2,300)	(105,749)
Prepayment for upfront license fee in other long term assets	(46,173)	(290,608)	(22,746)	(19,754)
Other long-term deposits	(6,178)	(38,886)	4,905	(9,384)
Accounts payable	(107)	(676)	13,913	6,440
Licensing fees and royalty fees payable	1,626	10,236	4,757	31,744
Taxes payable	7,792	49,043	2,699	51,909
Deferred revenue	(8,144)	(51,259)	(15,712)	(77,332)
Payables due to related parties	472	2,970	(3,182)	12,620
Other payables, accruals and other long-term liabilities	13,973	87,943	(27,055)	160,536
Net cash provided by operating activities	222,311	1,399,205	1,745,332	2,010,507
Cash flows from investing activities:
Decrease /(increase) in restricted cash for foreign currency forward contract			702,075	(702,075)
Payment for the transfer of equity interest in a subsidiary from Shanda				(479,661)
Proceeds from income of marketable securities	86	543	214	214
Proceeds from disposal of short-term investments	154,564	972,811
Increase of short-term investments and time deposits with maturity over one year	(224,760)	(1,414,616)	(1,034,983)	(502,350)
Decrease in loan receivable				18
Increase of other receivables due from related parties	(62,079)	(390,719)	(523,000)
Purchase of property and equipment	(21,041)	(132,429)	(79,298)	(96,668)
Proceeds from disposal of fixed assets	349	2,199	3,006	480
Purchase of intangible assets	(4,624)	(29,105)	(6,708)	(11,944)
Acquisition of subsidiaries, net of cash acquired	(1,974)	(12,437)	(979,635)	(93,626)
Investment in affiliated companies	(3,015)	(18,974)	(31,900)	(18,606)
Net cash used in investing activities	(162,494)	(1,022,727)	(1,950,229)	(1,904,218)
Cash flows from financing activities:
Net proceeds from issuance of ordinary shares upon IPO				1,041,153
Proceeds from loans borrowed	139,317	876,850		1,077,670
Increase of other payables due to related parties	14,489	91,190	947,049
Decrease of other payables due to related parties	(144,157)	(907,310)
Repayment of loans	(173)	(1,090)	(717,075)	(375,595)
Repurchase of own shares by the Company	(29,598)	(186,287)	(255,925)
Proceeds from issuance of ordinary shares under stock option plan of the Company	5,261	33,114	1,106
Proceeds from issuance of ordinary shares under stock option plan of a subsidiary	1,079	6,790	4,287	15,955
Net distribution to Shanda				(708,729)
Net cash (used in) / provided by financing activities	(13,782)	(86,743)	(20,558)	1,050,454
Effect of exchange rate changes on cash	(4,136)	(26,030)	(1,925)	13,517
Net (decrease) / increase in cash and cash equivalents	41,899	263,705	(227,380)	1,170,260
Cash and cash equivalents, beginning of year	249,729	1,571,771	1,799,151	628,891
Cash and cash equivalents, end of year	291,628	1,835,476	1,571,771	1,799,151
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	60,647	381,703	264,981	323,937
Cash paid for interest expenses	3,592	22,605	419	814
Supplemental disclosure of non-cash investing activities:
Acquisition related obligation	9,338	58,771	61,826	48,800
Issuance of restricted stocks to acquire Mochi			24,050
Accounts payable related to purchase of property and equipment	763	4,802	23,628	3,046
Supplemental disclosure of non-cash financing activities:
Dividends declared to shareholders	289,695	1,823,314
Restricted cash relating to the exercise of employee stock options	3,235	20,363	5,432	54,471
Other receivables from issuance of ordinary shares under stock option plan of the Company	$ 2	12	23,442